Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 244	$ 234
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	5	3
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	6	9
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	34	38
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	117	118
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	82	66
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	79	68
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	2	2
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	3	1
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	15	8
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	42	45
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 17	$ 12